StoneRidge Equity Fund
Schedule of Investments - February 29, 2000
(Unaudited)

Common Stocks - 96.5%                                                 Shares                    Value

Advertising - 1.2%
Interpublic Group of Companies, Inc.                                   1,350                         54,253
                                                                                           -----------------


Aerospace & Defense - 1.5%
Honeywell International, Inc.                                            400                         19,250
Northrop Grumman Corp.                                                 1,100                         49,981
                                                                                           -----------------

                                                                                                     69,231
                                                                                           -----------------

Airlines - 0.3%
Delta Airlines, Inc.                                                     350                         15,969
                                                                                           -----------------


Autos & Auto Parts - 2.2%
Ford Motor Co.                                                           550                         22,894
General Motors Corp.                                                     300                         22,819
Lear Corp. (a)                                                         2,775                         58,622
                                                                                           -----------------

                                                                                                    104,335
                                                                                           -----------------

Banks - 3.8%
Bank of America Corp.                                                  1,450                         66,791
Chase Manhattan Corp.                                                    500                         39,812
FleetBoston Financial Corp.                                            1,050                         28,613
Mellon Financial Corp.                                                   800                         24,100
Providian Financial Corp.                                                325                         21,023
                                                                                           -----------------

                                                                                                    180,339
                                                                                           -----------------

Beverages - 2.5%
Anheuser-Busch Companies, Inc.                                           550                         35,269
Canandaigua Brands, Inc. - Cl A (a)                                      550                         26,950
PepsiCo, Inc.                                                          1,700                         54,825
                                                                                           -----------------

                                                                                                    117,044
                                                                                           -----------------

Cable TV & Satellite Systems - 2.4%
Charter Communications, Inc. - Cl A (a)                                2,950                         51,809
MediaOne Group, Inc. (a)                                                 800                         62,800
                                                                                           -----------------

                                                                                                    114,609
                                                                                           -----------------

Chemicals - 1.6%
Monsanto Co.                                                           1,250                         48,516
Praxair, Inc.                                                            750                         25,312
                                                                                           -----------------

                                                                                                     73,828
                                                                                           -----------------

Computer Hardware - 6.2%
EMC Corp.  (a)                                                         1,500                        178,500
Extreme Networks, Inc. (a)                                             1,025                        114,031
                                                                                           -----------------

                                                                                                    292,531
                                                                                           -----------------






StoneRidge Equity Fund
Schedule of Investments - February 29, 2000  (Unaudited) - continued

Common Stocks - continued                                         Shares                        Value

Computer Services & Software - 8.2%
America Online, Inc. (a)                                               1,850                        109,381
At Home Corp. - Cl A (a)                                               1,100                         37,744
F5 Networks, Inc. (a)                                                    175                         15,750
Microsoft Corp. (a)                                                    1,950                        174,281
PSI Net, Inc. (a)                                                      1,050                         48,694
                                                                                           -----------------

                                                                                                    385,850
                                                                                           -----------------

Computers - 6.6%
Apple Computer, Inc. (a)                                               2,025                        232,116
Compaq Computer Corp.                                                  3,250                         80,844
                                                                                           -----------------

                                                                                                    312,960
                                                                                           -----------------

Consumer Electronics Stores - 2.1%
Circuit City Stores, Inc.                                              2,475                         99,464
                                                                                           -----------------


Consumer Financial Services - 1.6%
American Express Co.                                                     300                         40,256
Fannie Mae                                                               650                         34,450
                                                                                           -----------------

                                                                                                     74,706
                                                                                           -----------------

Department Stores - 0.6%
Saks, Inc. (a)                                                         2,450                         28,175
                                                                                           -----------------


Discount Stores - 1.9%
Target Corp.                                                           1,525                         89,975
                                                                                           -----------------


Drugs & Pharmaceuticals - 6.1%
American Home Products Corp.                                             800                         34,800
Bristol-Myers Squibb Co.                                                 150                          8,667
ICN Pharmaceuticals, Inc.                                                400                          7,950
Lilly (Eli) & Co.                                                        800                         47,550
Mylan Laboratories, Inc.                                               1,950                         44,850
Warner-Lambert Co.                                                     1,600                        136,900
Watson Pharmaceuticals, Inc. (a)                                         150                          6,000
                                                                                           -----------------

                                                                                                    286,717
                                                                                           -----------------

Electric Utilities - 0.6%
Dominion Resources, Inc.                                                 500                         18,344
Duke Energy Corp.                                                        250                         12,125
                                                                                           -----------------

                                                                                                     30,469
                                                                                           -----------------

Celestica, Inc. (a)                                                    1,025                         47,342
                                                                                           -----------------


Energy Services - 0.5%
R & B Falcon Corp. (a)                                                 1,450                         22,294
                                                                                           -----------------


Entertainment - 2.0%
Fox Entertainment Group, Inc. - Cl A (a)                               3,675                         96,698
                                                                                           -----------------


StoneRidge Equity Fund
Schedule of Investments - February 29, 2000  (Unaudited) - continued

Common Stocks - continued                                         Shares                        Value

Family Clothing Stores - 0.9%
Abercrombie & Fitch Co. - Cl A (a)                                     2,775                         40,931
                                                                                           -----------------


Food Processing - 2.3%
General Mills, Inc.                                                      700                         23,056
Nabisco Holdings Corp. - Cl A                                          2,875                         84,094
                                                                                           -----------------

                                                                                                    107,150
                                                                                           -----------------

Grocery Stores - 1.1%
Kroger Co. (a)                                                         2,450                         36,444
Safeway, Inc. (a)                                                        400                         15,425
                                                                                           -----------------

                                                                                                     51,869
                                                                                           -----------------

Healthcare Facilities - 0.6%
Tenet Healthcare Corp.                                                 1,700                         29,750
                                                                                           -----------------


Independent Power Producers - 3.3%
AES Corp. (a)                                                          1,450                        121,528
Midamerican Energy Holdings Co. (a)                                    1,000                         34,625
                                                                                           -----------------

                                                                                                    156,153
                                                                                           -----------------

Insurance - 6.4%
Aetna, Inc.                                                              500                         20,563
Allstate Corp.                                                         2,125                         41,437
American International Group, Inc.                                       550                         48,641
Citigroup, Inc.                                                        2,100                        108,150
Conseco, Inc.                                                          3,100                         45,338
John Hancock Financial Services, Inc. (a)                                700                         11,112
Nationwide Financial Services, Inc. - Cl A                             1,050                         24,216
                                                                                           -----------------

                                                                                                    299,457
                                                                                           -----------------

Investment Services - 1.3%
Lehman Brothers Holdings, Inc.                                           500                         36,250
Paine Webber Group, Inc.                                                 600                         22,950
                                                                                           -----------------

                                                                                                     59,200
                                                                                           -----------------

Lodging - 0.2%
Cendant Corp. (a)                                                        550                          9,797
                                                                                           -----------------


Lumber & Wood Products - 0.4%
Georgia Pacific Group                                                    600                         20,813
                                                                                           -----------------


Manufacturer - Diversified - 5.1%
General Electric Co.                                                   1,425                        188,456
Tyco International Ltd.                                                1,400                         53,112
                                                                                           -----------------

                                                                                                    241,568
                                                                                           -----------------

Medical Equipment & Supplies - 0.1%
McKesson HBOC, Inc.                                                      150                          2,906
                                                                                           -----------------




StoneRidge Equity Fund
Schedule of Investments - February 29, 2000  (Unaudited) - continued

Common Stocks - continued                                         Shares                        Value

Miscellaneous Communications Services - 0.9%
Critical Path, Inc. (a)                                                  225                         19,378
Global Crossing Ltd. (a)                                                 475                         22,147
                                                                                           -----------------

                                                                                                     41,525
                                                                                           -----------------

Oil & Gas - 5.2%
Apache Corp.                                                           1,075                         39,237
BP Amoco PLC (c)                                                         475                         22,325
Exxon Mobil Corp.                                                      1,451                        109,278
Kerr McGee Corp.                                                         450                         20,137
Sunoco, Inc.                                                             550                         13,578
USX-Marathon Group                                                     1,850                         40,006
                                                                                           -----------------

                                                                                                    244,561
                                                                                           -----------------

Restaurants - 0.4%
Tricon Global Restaurants, Inc. (a)                                      700                         18,638
                                                                                           -----------------


Semiconductors - 5.6%
Applied Materials, Inc. (a)                                              275                         50,308
Texas Instruments, Inc.                                                1,300                        216,125
                                                                                           -----------------

                                                                                                    266,433
                                                                                           -----------------

Telecommunication Equipment - 0.6%
Copper Mountain Networks, Inc. (a)                                       325                         28,255
                                                                                           -----------------


Telecommunication Services - 7.5%
MCI WorldCom, Inc. (a)                                                 4,550                        203,044
GTE Corp.                                                              1,400                         82,600
Nextlink Communications, Inc. - Cl A (a)                                 625                         68,867
                                                                                           -----------------

                                                                                                    354,511
                                                                                           -----------------

Television Broadcasting - 0.8%
USA Networks, Inc. (a)                                                 1,700                         38,144
                                                                                           -----------------


Tobacco - 0.6%
Philip Morris Companies, Inc.                                          1,350                         27,169
                                                                                           -----------------


Trucking - 0.3%
CNF Transportation, Inc.                                                 400                         12,825
                                                                                           -----------------


TOTAL COMMON STOCKS (Cost $4,345,439)                                                             4,548,444
                                                                                           -----------------







StoneRidge Equity Fund
Schedule of Investments - February 29, 2000  (Unaudited) - continued

                                                                   Principal
                                                                      Amount                    Value
Money Market Securities - 4.5%
Firstar Treasury Fund, 4.90% (b) (Cost $212,613)                   $ 212,613                        212,613
                                                                                           -----------------


TOTAL INVESTMENTS - 101.0% (Cost $4,558,052)                                                      4,761,057
                                                                                           -----------------

Liabilities in excess of other assets - (1.0)%                                                      (45,387)
                                                                                           -----------------

Total Net Assets - 100.0%                                                                         4,715,670
                                                                                           =================

(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at February 29, 2000.
(c) Sponsored American Depository Shares



STONERIDGE EQUITY FUND
STATEMENT OF OPERATIONS FOR THE PERIOD OCTOBER 1, 1999
   (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 29, 2000
(UNAUDITED)
INVESTMENT INCOME
Dividend income                                                                                 $ 16,548
Interest income                                                                                    8,279
                                                                                          ---------------
TOTAL INCOME                                                                                      24,827

EXPENSES
Investment advisory fee                                                        $ 11,692
Transfer agent fees                                                               8,421
Administration fees                                                               8,333
Legal fees                                                                        6,556
Pricing & bookkeeping fees                                                        5,400
Custodian fees                                                                    3,092
Registration fees                                                                 2,579
Audit fees                                                                          612
Trustees' fees                                                                      356
Miscellaneous fees                                                                   51
                                                                         ---------------
Total expenses before reimbursement                                              47,092
Reimbursed expenses                                                             (29,554)
                                                                         ---------------
Total operating expenses                                                                          17,538
                                                                                          ---------------
NET INVESTMENT INCOME                                                                              7,289
                                                                                          ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                      268,188
Change in net unrealized appreciation (depreciation)
   on investment securities                                                     203,005
                                                                         ---------------
Net gain on investment securities                                                                471,193
                                                                                          ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $ 478,482
                                                                                          ===============

STONERIDGE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD OCTOBER 1, 1999  (COMMENCEMENT
   OF OPERATIONS) TO FEBRUARY 29, 2000
(UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income                                                                $ 7,289
   Net realized gain on investment securities                                           268,188
   Change in net unrealized appreciation (depreciation)                                 203,005
                                                                               -----------------
   Net increase in net assets resulting from operations                                 478,482
                                                                               -----------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                            (5,270)
   From net realized gain                                                                     -
                                                                               -----------------
  Total distributions                                                                    (5,270)
                                                                               -----------------
SHARE TRANSACTIONS
   Net proceeds from sale of shares                                                   5,830,693
   Shares issued in reinvestment                                                          5,270
   Shares redeemed                                                                   (1,593,505)
                                                                               -----------------
   Net increase in net assets resulting
   from share transactions                                                            4,242,458
                                                                               -----------------
TOTAL INCREASE IN NET ASSETS                                                          4,715,670
                                                                               -----------------

Net Assets
   Beginning of period                                                                        -
                                                                               -----------------
   End of period [including accumulated undistributed net
      investment income of $2,019]                                                  $ 4,715,670
                                                                               =================

STONERIDGE EQUITY FUND
FINANCIAL HIGHLIGHTS FOR THE PERIOD OCTOBER 1, 1999
   (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 29, 2000
(UNAUDITED)
SELECTED PER SHARE DATA

Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.02
   Net realized and unrealized gain                         0.93
                                                   --------------
Total from investment operations                            0.95
                                                   --------------
Less Distributions
   From net investment income                              (0.01)
   From net realized gain                                      -
                                                   --------------
Total distributions                                        (0.01)
                                                   --------------

Net asset value, end of period                           $ 10.94
                                                   ==============

TOTAL RETURN (a)                                           9.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                          $ 4,716
Ratio of expenses to average net assets                    0.90% (b)
Ratio of expenses to average net assets
   before reimbursement                                    2.41% (b)
Ratio of net investment income to
   average net assets                                      0.37% (b)
Ratio of net investment income to
   average net assets before reimbursement                 (1.14)(b)
Portfolio turnover rate                                  120.15% (b)

(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized

STONERIDGE SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2000
(UNAUDITED)
COMMON STOCKS - 96.3%                                             SHARES                        VALUE

ADVERTISING - 2.7%
@Plan, Inc. (a)                                                       15,158                        151,580
Snyder Communications, Inc.                                           10,950                        265,537
                                                                                           -----------------
                                                                                                    417,117
                                                                                           -----------------
APPAREL STORES - 2.0%
Abercrombie & Fitch Co. - Cl A (a)                                    10,350                        152,663
Charlotte Russe Holding, Inc. (a)                                     13,525                        158,919
                                                                                           -----------------
                                                                                                    311,582
                                                                                           -----------------
AUTOS & AUTO PARTS - 0.8%
Borg-Warner Automotive, Inc.                                           3,875                        124,000
                                                                                           -----------------
BROADCASTING - 1.0%
Beasley Broadcast Group, Inc. - Cl A (a)                              12,650                        151,800
                                                                                           -----------------

CATALOG & MAIL ORDER HOUSES - 2.3%
Lands' End, Inc. (a)                                                   7,925                        263,011
Spiegel, Inc. - Cl A                                                  12,975                         93,258
                                                                                           -----------------
                                                                                                    356,269
                                                                                           -----------------
COMPUTER & SOFTWARE STORES - 1.6%
Electronics Boutique Holdings Corp. (a)                               17,100                        250,087
                                                                                           -----------------
COMPUTER HARDWARE - 2.0%
Fargo Electronics, Inc. (a)                                            8,600                        110,725
Maxtor Corp. (a)                                                      23,950                        191,600
                                                                                           -----------------
                                                                                                    302,325
                                                                                           -----------------
COMPUTER SERVICES & SOFTWARE - 13.6%
Allaire Corp. (a)                                                      3,400                        439,875
AppNet, Inc. (a)                                                       4,875                        218,766
Bluestone Software, Inc. (a)                                           5,950                        463,356
Digimarc Corp. (a)                                                     3,275                        188,312
Egreetings Network, Inc. (a)                                          10,925                         61,795
F5 Networks, Inc. (a)                                                  6,525                        587,250
MatrixOne, Inc. (a)                                                      200                          5,000
N2H2, Inc. (a)                                                         5,900                        114,313
                                                                                           -----------------
                                                                                                  2,078,667
                                                                                           -----------------
CONSUMER SERVICES - 0.1%
Mac-Gray Corp. (a)                                                     3,100                         10,656
                                                                                           -----------------
CREDIT & OTHER FINANCE - 2.7%
Allied Capital Corp.                                                   8,025                        139,434
NextCard, Inc. (a)                                                     6,575                        148,759
Winfield Capital Corp. (a)                                             3,850                        117,425
                                                                                           -----------------
                                                                                                    405,618
                                                                                           -----------------
DEPARTMENT STORES - 0.1%
Bon-Ton Stores, Inc. (a)                                               3,575                         13,183
                                                                                           -----------------

STONERIDGE SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED) - CONTINUED

COMMON STOCKS - CONTINUED                                             SHARES                        VALUE

DRUGS & PHARMACEUTICALS - 8.2%
ChiRex, Inc. (a)                                                       6,400                        159,200
Guilford Pharmaceuticals, Inc. (a)                                    10,525                        348,641
NeoPharm, Inc. (a)                                                    19,100                        541,962
PacificHealth Laboratories, Inc. (a)                                   2,242                          8,127
Perrigo Co. (a)                                                       13,850                        101,712
Pharmaceutical Resources, Inc. (a)                                    14,025                         60,483
Xenova Group PLC (a)                                                   7,850                         31,891
                                                                                           -----------------
                                                                                                  1,252,016
                                                                                           -----------------
ELECTRONIC EQUIPMENT STORES - 7.6%
REX Stores Corp. (a)                                                  37,475                        644,102
Tweeter Home Entertainment Group, Inc. (a)                            16,900                        517,563
                                                                                           -----------------
                                                                                                  1,161,665
                                                                                           -----------------
ENERGY SERVICES - 2.6%
Horizon Offshore, Inc. (a)                                             5,300                         31,800
IRI International Corp. (a)                                           14,900                         72,637
Lone Star Technologies, Inc. (a)                                       3,300                        123,750
Nabors Industries, Inc. (a)                                            2,800                        100,450
Newpark Resources, Inc. (a)                                            4,800                         37,200
Tidewater, Inc.                                                        1,000                         28,313
                                                                                           -----------------
                                                                                                    394,150
                                                                                           -----------------
ENTERTAINMENT - 1.0%
VDI Multimedia (a)                                                    11,675                        155,423
                                                                                           -----------------
FOODS - 4.7%
Chiquita Brands International, Inc.                                    8,500                         37,719
Earthgrains Co.                                                       13,150                        197,250
Fresh Del Monte Produce, Inc. (a)                                     27,325                        206,645
IBP Inc.                                                              19,000                        237,500
Scheid Vineyards, Inc. - Cl A (a)                                      7,800                         31,688
                                                                                           -----------------
                                                                                                    710,802
                                                                                           -----------------
GAMBLING RESORTS & CASINOS - 3.2%
Sun International Hotels Ltd. (a)                                     23,275                        496,048
                                                                                           -----------------
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Pentair, Inc.                                                          2,300                         79,062
                                                                                           -----------------
MEDICAL EQUIPMENT & SUPPLIES - 0.8%
Computer Motion, Inc. (a)                                              6,900                         72,450
Urologix, Inc. (a)                                                     2,250                         19,969
ZEVEX International, Inc. (a)                                          3,047                         28,185
                                                                                           -----------------
                                                                                                    120,604
                                                                                           -----------------
METAL FABRICATION - 1.2%
Tower Automotive, Inc. (a)                                            16,019                        190,226
                                                                                           -----------------
METAL PROCESSORS & DISTRIBUTORS - 0.5%
Metals USA, Inc.                                                      10,325                         80,019
                                                                                           -----------------
METAL PRODUCTS - 0.5%
Shaw Group, Inc. (a)                                                   3,200                         78,400
                                                                                           -----------------
STONERIDGE SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED) - CONTINUED

COMMON STOCKS - CONTINUED                                             SHARES                        VALUE

OIL & GAS - 1.4%
Callon Petroleum Co. (a)                                               4,700                         65,800
Newfield Exploration Co. (a)                                           4,675                        144,925
                                                                                           -----------------
                                                                                                    210,725
                                                                                           -----------------
RESTAURANTS - 0.9%
BUCA, Inc. (a)                                                         3,075                         43,434
Landry's Seafood Restaurants, Inc.                                    13,500                         95,344
                                                                                           -----------------
                                                                                                    138,778
                                                                                           -----------------
SEMICONDUCTORS - 5.7%
Maker Communications, Inc. (a)                                         4,375                        282,734
MIPS Technologies, Inc. - Cl A (a)                                     9,075                        530,888
Rudolph Technologies, Inc. (a)                                         1,175                         53,022
                                                                                           -----------------
                                                                                                    866,644
                                                                                           -----------------
SPECIALIZED HEALTHCARE SERVICES - 4.5%
Caremark Rx, Inc. (a)                                                152,051                        684,229
                                                                                           -----------------
SPECIALTY TRADE CONTRACTORS - 0.7%
Encompass Services Corp. (a)                                          14,569                        104,713
                                                                                           -----------------
TELECOMMUNICATIONS EQUIPMENT - 4.9%
Carrier Access Corp. (a)                                              10,550                        598,713
DSP Group, Inc. (a)                                                    1,700                        149,281
                                                                                           -----------------
                                                                                                    747,994
                                                                                           -----------------
TELECOMMUNICATIONS SERVICES - 10.9%
Adelphia Business Solutions, Inc. - Cl A (a)                           4,900                        251,737
Allied Riser Communications, Inc. (a)                                 17,050                        443,300
EarthLink, Inc. (a)                                                    6,860                        170,643
Intermedia Communications, Inc. (a)                                    3,050                        193,103
Mpower Communications Corp. (a)                                        3,050                        210,450
US LEC Corp. - Cl A (a)                                                5,950                        258,825
Voyager.Net, Inc. (a)                                                 12,400                        133,300
                                                                                           -----------------
                                                                                                  1,661,358
                                                                                           -----------------
TEXTILE & APPAREL MANUFACTURERS - 1.8%
Burlington Industries, Inc. (a)                                       43,850                        123,328
Gildan Activewear, Inc. - Cl A (a)                                     1,250                         39,531
Skechers U.S.A., Inc. (a)                                             18,050                        111,684
                                                                                           -----------------
                                                                                                    274,543
                                                                                           -----------------
TRUCKING - 1.6%
Arkansas Best Corp. (a)                                               16,650                        157,134
CNF Transportation, Inc.                                               2,600                         83,363
                                                                                           -----------------
                                                                                                    240,497
                                                                                           -----------------
WIRELESS COMMUNICATIONS SERVICES - 4.2%
AirGate PCS, Inc. (a)                                                  1,975                        193,550
Clearnet Communications, Inc. - Cl A (a)                               6,550                        275,509
Globalstar Telecommunications Ltd. (a)                                 6,000                        171,000
                                                                                           -----------------
                                                                                                    640,059
                                                                                           -----------------

TOTAL COMMON STOCKS (COST $13,704,498)                                                           14,709,259
                                                                                           -----------------

STONERIDGE SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED) - CONTINUED

                                                                      PRINCIPAL
                                                                       AMOUNT                        VALUE

MONEY MARKET SECURITIES - 5.2%
Firstar Treasury Fund, 4.90% (b) (Cost $790,828)                                                    790,828
                                                                                           -----------------

TOTAL INVESTMENTS - 101.5% (COST $14,495,326)                                                    15,500,087
                                                                                           -----------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5%)                                                     (223,965)
                                                                                           -----------------
TOTAL NET ASSETS - 100.0%                                                                      $ 15,276,122
                                                                                           =================


(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at February 29, 2000.

STONERIDGE SMALL CAP EQUITY FUND                                                     FEBRUARY 29, 2000
STATEMENT OF ASSETS & LIABILITIES
(UNAUDITED)

ASSETS
Investment in securities (cost $14,495,326)                                               $ 15,500,087
Cash                                                                                           722,957
Dividends receivable                                                                               240
Interest receivable                                                                              2,924
Receivable for securities sold                                                                  99,389
                                                                                     ------------------
   TOTAL ASSETS                                                                             16,325,597

LIABILITIES
Accrued investment advisory fee payable                                  $ 20,471
Other payables and accrued expenses                                         6,788
Payable for securities purchased                                        1,022,216
                                                                 -----------------

   TOTAL LIABILITIES                                                                         1,049,475
                                                                                     ------------------

NET ASSETS                                                                                $ 15,276,122
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 11,542,046
Accumulated undistributed net investment loss                                                  (21,428)
Accumulated undistributed net realized gain on investments                                   2,750,743
Net unrealized appreciation on investments                                                   1,004,761
                                                                                     ------------------

NET ASSETS, for  1,007,829 shares                                                         $ 15,276,122
                                                                                     ==================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share ($15,276,122/1,007,829)                          $ 15.16
                                                                                     ==================

STONERIDGE SMALL CAP EQUITY FUND
STATEMENT OF OPERATIONS FOR THE PERIOD OCTOBER 1, 1999
   (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 29, 2000
(UNAUDITED)
INVESTMENT INCOME
Interest income                                                                                 $ 38,488
Dividend income                                                                                    2,876
                                                                                          ---------------
TOTAL INCOME                                                                                      41,364


EXPENSES
Investment advisory fee                                                        $ 42,112
Transfer agent fees                                                               8,368
Administration fees                                                               8,333
Legal fees                                                                        6,556
Pricing & bookkeeping fees                                                        6,300
Custodian fees                                                                    3,995
Registration fees                                                                 2,829
Audit fees                                                                          612
Trustees' fees                                                                      356
Miscellaneous fees                                                                   51
                                                                      ------------------
Total expenses before reimbursement                                              79,512
Waived and reimbursed expenses                                                  (26,871)
                                                                      ------------------
Total operating expenses                                                                          52,641
                                                                                          ---------------
NET INVESTMENT INCOME                                                                            (11,277)
                                                                                          ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                    2,873,169
Change in net unrealized appreciation
   on investment securities                                                   1,004,761
                                                                      ------------------
Net gain on investment securities                                                              3,877,930
                                                                                          ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $ 3,866,653
                                                                                          ===============

STONERIDGE SMALL CAP EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD OCTOBER 1, 1999  (COMMENCEMENT
   OF OPERATIONS) TO FEBRUARY 29, 2000
(UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment loss                                                                $ (11,277)
   Net realized gain on investment securities                                         2,873,169
   Change in net unrealized appreciation (depreciation)                               1,004,761
                                                                               -----------------
   Net increase in net assets resulting from operations                               3,866,653
                                                                               -----------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                           (10,151)
   From net realized gain                                                              (122,426)
                                                                               -----------------
   Total distributions                                                                 (132,577)
                                                                               -----------------
SHARE TRANSACTIONS
   Net proceeds from sale of shares                                                  11,644,162
   Shares issued in reinvestment                                                        131,551
   Shares redeemed                                                                     (233,667)
                                                                               -----------------
   Net increase in net assets resulting
      from share transactions                                                        11,542,046
                                                                               -----------------
TOTAL INCREASE IN NET ASSETS                                                         15,276,122
                                                                               -----------------
Net Assets
   Beginning of period                                                                        -
                                                                               -----------------
   End of period [including accumulated undistributed net
      investment loss of $21,428]                                                  $ 15,276,122
                                                                               =================

STONERIDGE SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS FOR THE PERIOD OCTOBER 1, 1999
   (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 29, 2000
(UNAUDITED)
SELECTED PER SHARE DATA
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                            (0.01)
   Net realized and unrealized gain                         5.31
                                                   --------------
Total from investment operations                            5.30
                                                   --------------
Less Distributions
   From net investment income                              (0.01)
   From net realized gain                                  (0.13)
                                                   --------------
Total Distributions                                        (0.14)
                                                   --------------


Net asset value, end of period                           $ 15.16
                                                   ==============

TOTAL RETURN (a)                                          53.24%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                         $ 15,276
Ratio of expenses to average net assets                    1.25% (b)
Ratio of expenses to average net assets
   before reimbursement                                    1.89% (b)
Ratio of net investment income to
   average net assets                                      (0.27)(b)
Ratio of net investment income to
   average net assets before reimbursement                 (0.91)(b)
Portfolio turnover rate                                  210.32% (b)

(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized

STONERIDGE BOND FUND
SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2000
(UNAUDITED)

                                                                     PRINCIPAL
                                                                      AMOUNT                            VALUE
ASSET BACKED OBLIGATIONS - 4.4%

Capital One Master, 1998-4 CL A, 5.43%, 1/15/2007                       225,000                        211,179
EQCC Home Equity Loan Trust, 1999-1 CL A-2F,
5.765%, 6/20/2015                                                       225,000                        220,211
Heller Equipment Asset Rec., 1999-2 CL A-3,
6.65%, 3/14/2004                                                        225,000                        223,194
MBNA Master Credit Card II, 1999-I CL A,
6.40%, 1/18/2005                                                        228,000                        224,563

                                                                                              -----------------
TOTAL ASSET BACKED OBLIGATIONS ($890,563)                                                              879,147
                                                                                              -----------------

CORPORATE BONDS - 36.2%

Allstate Corp. 7.20%, 12/1/2009                                         170,000                        162,806
Anheuser-Busch Companies, Inc. 6.75%, 8/1/2003                          340,000                        335,479
Bank of America Corp. 6.625%, 6/15/2004                                 200,000                        193,296
Diageo Capital PLC 7.25%, 11/1/2009                                     300,000                        292,215
Donaldson, Lufkin & Jenrette, Inc. 6.50%, 6/1/2008                      250,000                        226,339
FleetBoston Financial Corp. 7.375%, 12/1/2009                           300,000                        292,239
Ford Motor Credit Corp. 7.25%, 1/15/2003                                225,000                        223,349
Ford Motor Credit Corp. 7.375%, 10/28/2009                              400,000                        388,400
GATX Capital Corp. 7.75%, 12/1/2006                                     250,000                        240,055
General Electric Capital Corp. 7.00%, 2/3/2003                          425,000                        421,711
General Motors Acceptance Corp. 7.75%, 1/19/2010                        375,000                        372,533
Goldman Sachs Group, Inc. 7.50%, 1/28/2005                              625,000                        621,121
Hartford Life, Inc. 7.10%, 6/15/2007                                    140,000                        134,835
Honeywell, Inc. 7.50%, 3/1/2010                                         290,000                        288,088
IBM Credit Corp. 6.64%, 10/29/2001                                      300,000                        297,405
Lehman Brothers Holdings 7.875%, 11/1/2009                              450,000                        440,483
Morgan Stanley Dean Witter & Co. 5.625%, 1/20/2004                      200,000                        187,430
Pennsylvania Electric Co., Ser A, 5.75%, 4/1/2004                       400,000                        375,781
Procter & Gamble Co. 6.60%, 12/15/2004                                  450,000                        437,695
Sprint Capital Corp. 6.375%, 5/1/2009                                   250,000                        227,435
Target Corp. 7.50%, 2/15/2005                                           300,000                        300,521
Textron, Inc. 6.375%, 7/15/2004                                         450,000                        429,053
WorldCom, Inc. 6.40%, 8/15/2005                                         350,000                        332,648

                                                                                              -----------------
TOTAL CORPORATE BONDS ($7,335,517)                                                                   7,220,917
                                                                                              -----------------

U.S. GOVERNMENT OBLIGATIONS - 42.8%

Federal Farm Credit Bank 5.78%, 4/3/2000                                650,000                        649,719
FNMA 4.75%, 11/14/2003                                                  675,000                        625,535
FNMA 7.125%, 2/15/2005                                                  300,000                        299,786
FNMA 6.375%, 6/15/2009                                                  875,000                        823,541
FNMA Pool #505221, 7.00%, 8/1/2029                                      300,000                        287,590
FNMA Pool #528981, 7.50%, 1/1/2030                                      299,970                        294,322
GNMA Pool #512867, 6.50%, 6/15/2029                                     348,782                        325,291
GNMA Pool #468376, 7.00%, 9/15/2029                                     348,855                        334,462


STONERIDGE BOND FUND
SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED) - CONTINUED

                                                                    PRINCIPAL
U.S. GOVERNMENT OBLIGATIONS - CONTINUED                              AMOUNT                             VALUE

GNMA Pool #466174, 7.50%, 10/15/2029                                    348,694                        342,501
U.S. Treasury Note 6.625%, 7/31/2001                                  1,675,000                      1,678,665
U.S. Treasury Note 5.75%, 8/15/2003                                     450,000                        438,047
U.S. Treasury Note 7.50%, 2/15/2005                                   1,240,000                      1,283,400
U.S. Treasury Note 7.00%, 7/15/2006                                     700,000                        711,157
U.S. Treasury Note 5.625%, 5/15/2008                                    475,000                        445,164

                                                                                              -----------------
TOTAL U.S. GOVERNMENT OBLIGATIONS ($8,621,599)                                                       8,539,180
                                                                                              -----------------

COMMERCIAL PAPER - 13.0%

American Express Credit, 5.79%, 3/3/2000                                300,000                        299,907
American Express Credit, 5.78%, 4/3/2000                                350,000                        348,139
American General Finance Corp., 5.78%, 4/3/2000                         350,000                        348,133
Ford Motor Credit, 5.76%, 3/3/2000                                      300,000                        299,908
General Electric Capital Corp., 6.06%, 3/3/2000                         300,000                        299,906
General Electric Capital Corp., 5.47%, 4/3/2000                         350,000                        348,133
General Motors Acceptance Corp., 5.74%, 3/3/2000                        300,000                        299,908
General Motors Acceptance Corp., 5.64%, 4/3/2000                        350,000                        348,142

                                                                                              -----------------
TOTAL COMMERCIAL PAPER (COST $2,592,175)                                                             2,592,176
                                                                                              -----------------

                                                                    PRINCIPAL
                                                                      AMOUNT                        VALUE

MONEY MARKET SECURITIES - 3.9%
Firstar Treasury Fund, 4.90% (b) (Cost $777,059)                      $ 777,059                        777,059
                                                                                              -----------------

TOTAL INVESTMENTS - 100.3% (COST $20,216,914)                                                       20,008,479
                                                                                              -----------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                                                         (68,337)
                                                                                              -----------------
TOTAL NET ASSETS - 100.0%                                                                         $ 19,940,142
                                                                                              =================



(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at February 29, 2000.

STONERIDGE BOND FUND                                                                 FEBRUARY 29, 2000
STATEMENT OF ASSETS & LIABILITIES
(UNAUDITED)

ASSETS
Investment in securities (cost $20,216,914)                                               $ 20,008,479
Interest receivable                                                                            171,219
Receivable for fund shares sold                                                                 60,852
Receivable for securities sold                                                                 341,110
                                                                                     ------------------
   TOTAL ASSETS                                                                             20,581,660

LIABILITIES
Accrued investment advisory fee payable                                   $ 9,258
Other payables and accrued expenses                                         9,799
Payable for securities purchased                                          622,461
                                                                 -----------------

   TOTAL LIABILITIES                                                                           641,518
                                                                                     ------------------

NET ASSETS                                                                                $ 19,940,142
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 20,156,619
Accumulated undistributed net investment income                                                 62,009
Accumulated undistributed net realized gain on investments                                     (70,051)
Net unrealized depreciation on investments                                                    (208,435)
                                                                                     ------------------

NET ASSETS, for 2,013,980 shares                                                          $ 19,940,142
                                                                                     ==================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share ($19,940,142/2,013,980)                           $ 9.90
                                                                                     ==================

STONERIDGE BOND FUND
STATEMENT OF OPERATIONS FOR THE PERIOD OCTOBER 14, 1999
   (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 29, 2000
(UNAUDITED)
INVESTMENT INCOME
Interest income                                                                                $ 507,953
                                                                                          ---------------
TOTAL INCOME                                                                                     507,953


EXPENSES
Investment advisory fee                                                        $ 32,386
Pricing & bookkeeping fees                                                        9,144
Administration fees                                                               8,334
Transfer agent fees                                                               7,673
Legal fees                                                                        4,730
Custodian fees                                                                    3,853
Registration fees                                                                   545
Trustees' fees                                                                      333
                                                                      ------------------
Total expenses before reimbursement                                              66,998
Waived and reimbursed expenses                                                  (14,370)
                                                                      ------------------
Total operating expenses                                                                          52,628
                                                                                          ---------------
NET INVESTMENT INCOME                                                                            455,325
                                                                                          ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized loss on investment securities                                      (68,169)
Change in net unrealized depreciation
   on investment securities                                                    (208,435)
                                                                      ------------------
Net loss on investment securities                                                               (276,604)
                                                                                          ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $ 178,721
                                                                                          ===============


STONERIDGE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD OCTOBER 14, 1999 (COMMENCEMENT
   OF OPERATIONS) TO FEBRUARY 29, 2000
(UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income                                                              $ 455,325
   Net realized loss on investment securities                                           (68,169)
   Change in net unrealized depreciation                                               (208,435)
                                                                               -----------------
   Net increase in net assets resulting from operations                                 178,721
                                                                               -----------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                          (393,316)
   From net realized gain                                                                (1,882)
                                                                               -----------------
   Total distributions                                                                 (395,198)
                                                                               -----------------
SHARE TRANSACTIONS
   Net proceeds from sale of shares                                                  24,323,685
   Shares issued in reinvestment                                                        395,807
   Shares redeemed                                                                   (4,562,873)
                                                                               -----------------
   Net increase in net assets resulting
   from share transactions                                                           20,156,619
                                                                               -----------------
TOTAL INCREASE IN NET ASSETS                                                         19,940,142
                                                                               -----------------

Net Assets
   Beginning of period                                                                        -
                                                                               -----------------
   End of period [including accumulated undistributed net
      investment income of $62,009]                                                $ 19,940,142
                                                                               =================


STONERIDGE BOND FUND
FINANCIAL HIGHLIGHTS FOR THE PERIOD OCTOBER 14, 1999
   (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 29, 2000
(UNAUDITED)

SELECTED PER SHARE DATA
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.22
   Net realized and unrealized gain                        (0.12)
                                                   --------------
Total from investment operations                            0.10
                                                   --------------
Less distributions
   From net investment income                              (0.20)
   From net realized gain                                      -
                                                   --------------
   Total distributions                                     (0.20)
                                                   --------------
Net asset value, end of period                            $ 9.90
                                                   ==============

TOTAL RETURN (b)                                           0.97%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                         $ 19,940
Ratio of expenses to average net assets                    0.65% (a)
Ratio of expenses to average net assets
   before reimbursement                                    0.83% (a)
Ratio of net investment income to
   average net assets                                      5.62% (a)
Ratio of net investment income to
   average net assets before reimbursement                 5.45% (a)
Portfolio turnover rate                                  215.90% (a)

(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized

                               STONERIDGE FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                                FEBRUARY 29, 2000

                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

The StoneRidge Equity Fund (the "Equity Fund"), StoneRidge Small Cap Equity Fund (the "Small Cap Equity Fund"), and StoneRidge Bond Fund (the "Bond Fund"), were organized as diversified series of the AmeriPrime Advisors Trust, an Ohio business trust (the "Trust") on August 3, 1999 and commenced operations on October 1, 1999 for the Equity Fund and Small Cap Equity Fund and October 14, 1999 for the Bond Fund. Each Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Equity Fund's investment objective is to provide long-term capital appreciation. The Small Cap Equity Fund's investment objective is to provide long-term capital growth. The Bond Fund's investment objective is to provide income consistent with preservation of capital. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

SECURITIES VALUATION- Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Fund advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Fund's advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's advisor, subject to review of the Board of Trustees of the Trust.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund's

                                STONERIDGE FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                    FEBRUARY 29, 2000 - (UNAUDITED) CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

advisor, subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES- Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- Each Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

OTHER- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment advisor to the Funds is StoneRidge Investment Partners, L.L.C., 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, (the "Advisor). Joseph E. Stocke, CFA, Philip H. Brown II, Lester Rich, CFA and Daniel H. Cook are the controlling members of the Advisor.

Under the terms of the management agreement, (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: StoneRidge Equity Fund, 0.60%; StoneRidge Small Cap Equity Fund, 1.00%; StoneRidge Bond Fund, 0.40%. For the period October 1, 1999 (commencement of operations) through February 29, 2000, the Advisor received a fee of $11,692 from the Equity Fund and $42,112 from the Small Cap Equity Fund. For the period October 14, 1999 (commencement of operations) through February 29, 2000, the Advisor received a fee of $32,386 from the Bond Fund.

                                STONERIDGE FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                    FEBRUARY 29, 2000 - (UNAUDITED) CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The Advisor has contractually agreed to waive fees and/or reimburse expenses through December 31, 2000 to maintain each Fund's total operating expenses as follows: Equity Fund, 0.90%; Small Cap Equity Fund, 1.25%; Bond Fund, 0.65%. For the period October 1, 1999 (commencement of operations) through February 29, 2000, the Advisor reimbursed expenses of $29,554 for the Equity Fund and $26,871 for the Small Cap Equity Fund. For the period October 14, 1999 (commencement of operations) through February 29, 2000, the Advisor reimbursed expenses of $14,370 for the Bond Fund. There is no assurance that such reimbursement will continue in the future.

Each Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage each Fund's business affairs and to provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period October 1, 1999 (commencement of operations) through February 29, 2000, the Administrator received fees of $8,333 for administrative services provided to the Equity Fund and $8,333 for administrative services provided to the Small Cap Equity Fund. For the period October 14, 1999 (commencement of operations) through February 29, 2000, the Administrator received fees of $8,334 for administrative services provided to the Bond Fund.

Each Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of each Fund's shares. There were no payments made to the Distributor from October 1, 1999 (commencement of operations) through February 29, 2000 for the Equity Fund and Small Cap Equity Fund. There were no payments made to the Distributor from October 14, 1999 (commencement of operations) through February 29, 2000 for the Bond Fund. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Advisors Trust.

                                STONERIDGE FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                    FEBRUARY 29, 2000 - (UNAUDITED) CONTINUED

NOTE 4.  SHARE TRANSACTIONS

EQUITY FUND. As of February 29, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at February 29, 2000 was $4,242,458.

Transactions in shares were as follows:

                                          FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT
                                            OF OPERATIONS) THROUGH FEBRUARY 29, 2000

                                                  SHARES                  DOLLARS

Shares sold                                       572,815               $5,830,693

Shares issued in reinvestment                         454                    5,270

Shares redeemed                                  (142,037)              (1,593,505)
                                                 ---------              -----------
                                                  431,232               $4,242,458
                                                 =========              ===========

SMALL CAP EQUITY FUND. As of February 29, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at February 29, 2000 was $11,542,046.

Transactions in shares were as follows:

                                          FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT
                                            OF OPERATIONS) THROUGH FEBRUARY 29, 2000

                                                   SHARES                   DOLLARS

Shares sold                                      1,014,309              $11,644,162

Shares issued in reinvestment                        9,951                  131,551

Shares redeemed                                    (16,430)                (233,667)
                                                 ---------              -----------
                                                 1,007,830              $11,542,046
                                                 =========              ===========

                                STONERIDGE FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                    FEBRUARY 29, 2000 - (UNAUDITED) CONTINUED

NOTE 4.  SHARE TRANSACTIONS - CONTINUED

BOND FUND. As of February 29, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at February 29, 2000 was $20,156,619.

Transactions in shares were as follows:

                                         FOR THE PERIOD OCTOBER 14, 1999 (COMMENCEMENT
                                            OF OPERATIONS) THROUGH FEBRUARY 29, 2000

                                                    SHARES                 DOLLARS

Shares sold                                       2,432,637              $24,323,684

Shares issued in reinvestment                        39,771                  395,808

Shares redeemed                                    (458,428)              (4,562,873)
                                                ------------             ------------
                                                  2,013,980              $20,156,619
                                                ============             ============

NOTE 5.  INVESTMENTS

EQUITY FUND. For the period October 1, 1999 (commencement of operations) through February 29, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $6,539,826 and $2,462,575, respectively. As of February 29, 2000, the gross unrealized appreciation for all securities totaled $499,274 and the gross unrealized depreciation for all securities totaled $296,269 for a net unrealized appreciation of $203,005. The aggregate cost of securities for federal income tax purposes at February 29, 2000 was $4,558,052.

SMALL CAP EQUITY FUND. For the period October 1, 1999 (commencement of operations) through February 29, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $19,223,767 and $8,392,447, respectively. As of February 29, 2000, the gross unrealized appreciation for all securities totaled $2,169,314 and the gross unrealized depreciation for all securities totaled $1,164,553 for a net unrealized appreciation of $1,004,761. The aggregate cost of securities for federal income tax purposes at February 29, 2000 was $14,495,326.

                                STONERIDGE FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                    FEBRUARY 29, 2000 - (UNAUDITED) CONTINUED

NOTE 5.  INVESTMENTS - CONTINUED

BOND FUND. For the period October 14, 1999 (commencement of operations) through February 29, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $30,167,047 and $13,898,043, respectively. As of February 29, 2000, the gross unrealized appreciation for all securities totaled $3,876 and the gross unrealized depreciation for all securities totaled $212,311 for a net unrealized depreciation of $208,435. The aggregate cost of securities for federal income tax purposes at February 29, 2000 was $20,216,914.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of each Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2000, First Union National Bank beneficially owned in aggregate more than 78% of the Equity Fund. As of February 29, 2000, Saxon & Co. beneficially owned in aggregate more than 49% of the Small Cap Equity Fund. As of February 29, 2000, First Union National Bank beneficially owned in aggregate more than 99% of the Bond Fund.

Monteagle Fixed Income Fund
Schedule of Investments - February 29, 2000 (Unaudited)

                                                                                    Principal
                                                                                       Amount                           Value
CORPORATE BONDS - 29.3%
Associated Corp. of North America 6.75%, 07/15/2001                                 $ 600,000                       $ 596,552
Bank One Corp. 8.10%, 03/01/2002                                                      200,000                         202,664
Burlington Resources, Inc. 9.625%,06/15/2000                                          250,000                         251,821
Capital Cities ABC, Inc. 8.875%, 12/15/2000                                           525,000                         531,421
Chase Manhattan Corp. 7.875%, 07/15/2006                                            1,050,000                       1,053,029
Cit Group Holdings, Inc. 6.625%, 06/15/2005                                           850,000                         812,820
Consolidated Rail Inc. 9.75%, 06/01/2000                                              250,000                         251,757
Deluxe Corp. 8.55%, 02/15/2001                                                        225,000                         228,378
Equifax, Inc. 6.50% 06/15/2003                                                        500,000                         480,888
International Business Machine, Inc. 6.375%, 06/15/2000                               100,000                          99,970
Kimberly-Clark Corp. 8.625%, 05/01/01                                                 145,000                         148,004
MCI Communications Corp. 7.50%, 08/20/2004                                            550,000                         550,624
Merrill Lynch & Co., Inc. 7.375%, 08/01/2002                                           50,000                          49,961
Merrill Lynch & Co., Inc. 8.00%, 06/01/2007                                           500,000                         498,227
Monsanto Co. 6.00%, 07/01/2000                                                        100,000                          99,832
Morgan Stanley Group, Inc. 9.375%, 06/15/2001                                         100,000                         102,651
National Westminster Bank PLC 9.45%, 05/01/2001                                       250,000                         256,801
Norfolk Southern Corp. 7.75%, 08/15/2002                                              200,000                         200,363
Sherwin Williams Co. 6.50%, 02/01/2002                                                485,000                         478,046
VF Corp. 9.50%, 05/01/2001                                                            900,000                         923,934
Virginia Electric & Power Co. 5.875%, 04/01/2000                                      350,000                         349,803
Vodafone Airtouch PLC 7.00%, 10/01/2003                                               500,000                         490,345
Xerox Corp. 8.125%, 04/15/2002                                                        100,000                         101,114
                                                                                                             -----------------
                                                                                                             -----------------

TOTAL CORPORATE BONDS  (Cost $9,431,624)                                                                            8,759,005
                                                                                                             -----------------
                                                                                                             -----------------


MUNICIPAL OBLIGATIONS -29.3%

Municipal Obligations (General) - 12.8%
Buffalo NY Pension Systems Services 8.50%, 08/15/2005                                 500,000                         524,090
Los Angeles County CA Pension Obligation Series D 6.92%, 06/30/2007                 1,100,000                       1,062,545
Mississippi Street MS Farm Reform Act Series N & Economy
Development Highway Act Series F 6.20%, 09/01/2010                                    345,000                         309,782
Morris TN 6.00%, 03/01/2007                                                           410,000                         377,372
NJ Sports & Expos 7.375%, 03/01/2007                                                  500,000                         498,920
NJ Street Community Development 8.20%, 08/01/2007                                     150,000                         155,217
San Francisco CA City & County
Seismic Loan Program Series A 7.20%, 06/15/2007                                       100,000                          98,048
Tulare County CA Pension Obligation 7.31%, 08/15/2010                                 800,000                         787,944
                                                                                                             -----------------

                                                                                                                    3,813,918
                                                                                                             -----------------

Monteagle Fixed Income Fund
Schedule of Investments - October 31, 1999 (Unaudited) - continued

                                                                                    Principal
                                                                                       Amount                           Value
MUNICIPAL OBLIGATIONS - continued

Municipal Obligations (Revenue) - 16.5%
Atlanta & Fulton County GA Recreation Authority Downtown
Arena Project 6.625%, 12/01/2011                                                      300,000                       $ 270,471
Detroit MI Downtown Development Authority 6.30%, 07/01/2010                           500,000                         451,640
Harris County Houston TX Sports Authority 6.15%, 11/15/2008                           300,000                         273,678
Jackson TN Water & Sewer Crossover 6.45%, 07/01/2005                                1,000,000                         952,260
LaGrange GA Development Authority 6.10%, 02/01/2010                                   750,000                         676,403
Mountain Park Master Conservancy District OK Water
6.25%, 01/01/2010                                                                     100,000                          90,238
New York City , NY Transportation Finance Authority
6.25%, 05/01/2009                                                                     700,000                         640,892
New York Street Environmental Facilities Corp. 6.66%, 03/15/2007                      950,000                         902,424
New York Street Mortgage Agency 6.70%, 10/01/2004                                     500,000                         487,675
United Nations Development Corp. NY
Senior Lien Exchangeable A 8.80%, 07/01/2026                                          180,000                         195,853
                                                                                                             -----------------

                                                                                                                    4,941,534
                                                                                                             -----------------


TOTAL MUNICIPAL OBLIGATIONS (Cost $9,205,931)                                                                       8,755,452
                                                                                                             -----------------



U.S. TREASURY AND AGENCY OBLIGATIONS - 38.7%
Federal Home Loan Bank 7.44%, 08/10/2001                                              600,000                         606,103
Federal Home Loan Bank 7.21%, 09/06/2005                                              500,000                         490,529
Federal Home Loan Bank 7.015%, 09/07/2005                                             900,000                         877,621
Federal Home Loan Bank 7.46%, 08/24/2006                                              500,000                         492,709
Federal Home Loan Bank 6.12%, 08/26/2008                                            1,450,000                       1,328,632
Fannie Mae 6.28%, 03/06/2006                                                          550,000                         524,614
Fannie Mae 6.56%, 11/26/2007                                                          675,000                         637,886
Fannie Mae 6.58%, 12/17/2007                                                        1,200,000                       1,132,695
Fannie Mae 6.04%, 02/25/2009                                                        1,300,000                       1,170,974
Fannie Mac 6.60%, 03/11/2009                                                          850,000                         797,039
Tennessee Valley Authority 6.125%, 07/15/2003                                         200,000                         193,940
US Treasury Notes 5.625%, 05/15/2008                                                1,275,000                       1,194,915
US Treasury Notes 6.375%, 03/31/2001                                                  500,000                         500,157
US Treasury Notes 7.25%, 08/15/2004                                                   400,000                         409,125
US Treasury Notes 7.25%, 05/15/2004                                                   100,000                         102,187
US Treasury Notes 5.875%, 02/15/2004                                                  250,000                         243,672
US Treasury Notes 5.50%, 05/15/2009                                                   150,000                         138,984
US Treasury Notes 6.00%, 07/31/2002                                                   200,000                         197,625
US Treasury Notes 6.125%, 12/31/2001                                                  500,000                         496,407
                                                                                                             -----------------

TOTAL U.S. GOVERNMENT OBLIGATIONS  (Cost $12,147,587)                                                              11,535,814
                                                                                                             -----------------

Schedule of Investments - October 31, 1999 (Unaudited) - continued

                                                                                    Principal
                                                                                       Amount                           Value
Money Market Securities - 1.4%
Firstar Treasury Fund, 4.90% (a) (Cost $413,519)                                      413,519                       $ 413,519
                                                                                                             -----------------


TOTAL INVESTMENTS - 98.7% (Cost $31,198,661)                                                                       29,463,790
                                                                                                             -----------------

Other Assets less liabilities - 1.3%                                                                                  396,533
                                                                                                             -----------------

TOTAL NET ASSETS - 100.0%                                                                                        $ 29,860,323
                                                                                                             =================
                                                                                                             =================


(a) Floating rate security; the coupon rate shown represents the rate at February 29, 2000.


Monteagle Fixed Income Fund                                                          February 29, 2000
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities (cost $31,198,661)                                               $ 29,463,790
Receivable for fund shares sold                                                                 28,928
Interest receivable                                                                            518,535
                                                                                     ------------------
   Total assets                                                                             30,011,253

Liabilities
Accrued investment advisory fee payable                                  $ 29,624
Dividends payable                                                         121,306
                                                                 -----------------

   Total liabilities                                                                           150,930
                                                                                     ------------------

Net Assets                                                                                $ 29,860,323
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 31,595,069
Accumulated undistributed net investment income                                                    125
Net unrealized depreciation on investments                                                  (1,734,871)
                                                                                     ------------------

Net Assets, for 3,017,002 shares                                                          $ 29,860,323
                                                                                     ==================

Net Assets
Offering price and redemption price per share ($29,860,323 / 3,017,002)                         $ 9.90
                                                                                     ==================



Monteagle Fixed Income Fund
Statement of Operations for the Period December 17, 1999
   (Commencement of Operations) to February 29, 2000 (Unaudited)

Investment Income
Interest income                                                                                   $ 369,745
                                                                                          ------------------
Total Income                                                                                        369,745


Expenses
Investment advisory fee                                                        $ 69,624
                                                                      ------------------
Total operating expenses                                                                             69,624
                                                                                          ------------------
Net Investment Income                                                                               300,121
                                                                                          ------------------

Realized & Unrealized Gain (Loss)
Change in net unrealized depreciation
   on investment securities                                                  (1,734,871)
                                                                      ------------------
Net loss on investment securities                                                                (1,734,871)
                                                                                          ------------------
Net decrease in net assets resulting from operations                                           $ (1,434,750)
                                                                                          ==================


Monteagle Fixed Income Fund
Statement of Changes in Net Assets for the period December 17, 1999
   (Commencement of Operations) to February 29, 2000 (Unaudited)


Increase (Decrease) in Net Assets
Operations
   Net investment income                                                              $ 300,121
   Net realized gain (loss) on investment securities                                          -
   Change in net unrealized depreciation                                             (1,734,871)
                                                                               -----------------
                                                                               -----------------
   Net decrease in net assets resulting from operations                              (1,434,750)
                                                                               -----------------
Distributions to shareholders
   From net investment income                                                          (299,996)
   From net realized gain                                                                     -
                                                                               -----------------
   Total distributions                                                                 (299,996)
                                                                               -----------------
Share Transactions
   Transfer in kind                                                                  31,140,824
   Net proceeds from sale of shares                                                     723,743
   Shares issued in reinvestment of distributions                                        48,407
   Shares redeemed                                                                     (317,905)
                                                                               -----------------
Net increase in net assets resulting
   from share transactions                                                           31,595,069
                                                                               -----------------

   Total increase in net assets                                                      29,860,323
                                                                               -----------------

Net Assets
   Beginning of period                                                                        -
                                                                               -----------------
   End of period [including accumulated undistributed net
      investment income of $125]                                                   $ 29,860,323
                                                                               =================



Monteagle Fixed Income Fund
Financial Highlights for the period December 17, 1999
   (Commencement of Operations) to February 29, 2000 (Unaudited)


Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                             0.10
   Net realized and unrealized gain (loss)                 (0.10)
                                                   --------------
Total from investment operations                               -
                                                   --------------
Less Distributions
  From net investment income                               (0.10)
                                                   --------------
Total distributions                                        (0.10)
                                                   --------------
Net asset value, end of period                            $ 9.90
                                                   ==============

Total Return (a)                                           0.04%

Ratios and Supplemental Data
Net assets, end of period (000)                         $ 29,860
Ratio of expenses to average net assets                    1.14% (b)
Ratio of net investment income to
   average net assets                                      5.08% (b)
Portfolio turnover rate                                    4.66% (b)

(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized



Monteagle Large Cap Fund
Schedule of Investments - February 29, 2000 (Unaudited)

Common Stocks - 91.7%                                             Shares                        Value

Cement, Hydraulic - 3.7%
Southdown, Inc.                                                        1,670                       $ 82,874
                                                                                           -----------------


Cleaning Preparations, Perfumes, Cosmetics - 3.6%
Procter & Gamble, Inc.                                                   910                         80,080
                                                                                           -----------------


Computer Communication Equipment - 5.5%
Cisco Systems, Inc. (a)                                                  930                        122,934
                                                                                           -----------------

Computers & Office Equipment - 4.4%
Hewlett Packard Co.                                                      720                         96,840
                                                                                           -----------------


National Commercial Banks - 1.6%
Wells Fargo & Co.                                                      1,100                         36,369
                                                                                           -----------------


Perfumes, Cosmetics & Other Toilet Preparations - 3.7%
Colgate-Palmolive Co.                                                  1,550                         80,891
                                                                                           -----------------


Petroleum Refining - 4.1%
Shell Transportation & Trading Co. P.L.C. (c)                          2,190                         91,022
                                                                                           -----------------


Pharmaceutical Preparations - 12.8%
Bristol-Myers Squibb, Inc.                                             1,400                         80,894
Elan Corp. P.L.C. (a) (c)                                              2,820                        115,972
Johnson & Johnson                                                      1,230                         88,252
                                                                                           -----------------

                                                                                                    285,118
                                                                                           -----------------

Retail-lumber & Other Building Materials Dealers - 4.8%
Home Depot, Inc.                                                       1,860                        107,299
                                                                                           -----------------

Services-Computer Integrated Systems Design - 4.2%
General Electric, Inc.                                                   700                         92,575
                                                                                           -----------------


Services-Computer Processing & Data Preparations - 7.5%
Electronic Data Systems Corp.                                          1,200                         77,700
First Data Corp.                                                       2,000                         90,000
                                                                                           -----------------

                                                                                                    167,700
                                                                                           -----------------

Services-Management Consulting Services - 3.3%
Marchfirst, Inc. (a)                                                   1,640                         74,415
                                                                                           -----------------


Services-Prepackaged Software - 13.1%
Citrix Systems, Inc. (a)                                               1,180                        124,416
Compuware Corp. (a)                                                    3,140                         69,473
Microsoft Corp. (a)                                                    1,100                         98,312
                                                                                           -----------------

                                                                                                    292,201
                                                                                           -----------------

Specialty Industry Machinery - 3.8%
Applied Materials, Inc. (a)                                              460                         84,151
                                                                                           -----------------

Monteagle Large Cap Fund
Schedule of Investments - February 29, 2000 (Unaudited) - continued

Common Stocks - continued                                         Shares                        Value

Surety Insurance - 2.4%
MGIC Investment Corp.                                                  1,430                       $ 53,446
                                                                                           -----------------


Telephone & Telegraph Apparatus - 4.0%
ADC Telecommunications, Inc. (a)                                       1,980                         88,852
                                                                                           -----------------


Telephone Communications (No Radio Telephone) - 6.7%
Alltel Corp.                                                           1,270                         73,660
Bell Atlantic Corp.                                                    1,520                         74,385
                                                                                           -----------------

                                                                                                    148,045
                                                                                           -----------------

Water Transportation - 2.5%
Carnival Corp.                                                         1,920                         55,320
                                                                                           -----------------


TOTAL COMMON STOCKS (Cost $2,115,197)                                                             2,040,132
                                                                                           -----------------


                                                                 Principal
                                                                   Amount
Money Market Securities - 6.9%
Firstar Treasury Fund, 4.9% (b) (Cost $153,345)                    $ 153,345                        153,345
                                                                                           -----------------

TOTAL INVESTMENTS - 98.6% (Cost $2,268,541)                                                       2,193,477
                                                                                           -----------------

Other assets less liabilities - 1.4%                                                                 30,437
                                                                                           -----------------

Total Net Assets - 100.0%                                                                       $ 2,223,914
                                                                                           =================



(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at February 29, 2000.
(c) American Depository Receipt

Monteagle Large Cap Fund                                                             February 29, 2000
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities (cost $2,268,541)                                                 $ 2,193,477
Interest receivable                                                                                649
Dividends receivable                                                                             1,410
Receivable for fund shares sold                                                                 30,700
                                                                                     ------------------
   Total assets                                                                              2,226,236

Liabilities
Accrued investment advisory fee payable                                   $ 2,322
                                                                 -----------------

   Total liabilities                                                                             2,322
                                                                                     ------------------

Net Assets                                                                                 $ 2,223,914
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                            $ 2,308,269
Accumulated undistributed net investment income                                                    826
Accumulated net realized loss on investments                                                   (10,117)
Net unrealized depreciation on investments                                                     (75,064)
                                                                                     ------------------

Net Assets, for 235,880 shares                                                             $ 2,223,914
                                                                                     ==================

Net Assets
Offering price and redemption price per share ($  2,223,914 / 235,880)                          $ 9.43
                                                                                     ==================


Monteagle Large Cap Fund
Statement of Operations for the Period January 14, 2000
   (Commencement of Operations) to February 29, 2000 (Unaudited)

Investment Income
Dividend income                                                                                  $ 2,631
Interest income                                                                                    1,207
                                                                                          ---------------
Total Income                                                                                       3,838


Expenses
Investment advisory fee                                                         $ 3,012
                                                                      ------------------
Total operating expenses                                                                           3,012
                                                                                          ---------------
Net Investment Income                                                                                826
                                                                                          ---------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                      (10,117)
Change in net unrealized depreciation
   on investment securities                                                     (75,064)
                                                                      ------------------
Net loss on investment securities                                                                (85,181)
                                                                                          ---------------
Net decrease in net assets resulting from operations                                           $ (84,355)
                                                                                          ===============


Monteagle Large Cap Fund
Statement of Changes in Net Assets for the period January 14, 2000
   (Commencement of Operations) to February 29, 2000 (Unaudited)




Increase (Decrease) in Net Assets
Operations
   Net investment income                                                                  $ 826
   Net realized loss on investment securities                                           (10,117)
   Change in net unrealized depreciation                                                (75,064)
                                                                               -----------------

   Net decrease in net assets resulting from operations                                 (84,355)
                                                                               -----------------
Distributions to shareholders
   From net investment income                                                                 -
   From net realized gain                                                                     -
                                                                               -----------------

   Total distributions                                                                        -
                                                                               -----------------
Share Transactions
   Net proceeds from sale of shares                                                   2,308,269
   Shares issued in reinvestment of distributions                                             -
   Shares redeemed                                                                            -
                                                                               -----------------
Net increase in net assets resulting
   from share transactions                                                            2,308,269
                                                                               -----------------

   Total increase in net assets                                                       2,223,914
                                                                               -----------------

Net Assets
   Beginning of period                                                                        -
                                                                               -----------------
   End of period [including accumulated undistributed net
      investment income of $826]                                                    $ 2,223,914
                                                                               =================


Monteagle Large Cap Fund
Financial Highlights for the period January 14, 2000
   (Commencement of Operations) to February 29, 2000 (Unaudited)




Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                                -
   Net realized and unrealized gain (loss)                 (0.57)
                                                   --------------
Total from investment operations                           (0.57)
                                                   --------------
Less Distributions
  From net investment income                                   -
  From realized gain                                           -
                                                   --------------
                                                   --------------
Total distributions                                            -
                                                   --------------
Net asset value, end of period                            $ 9.43
                                                   ==============

Total Return (a)                                           (5.70)%

Ratios and Supplemental Data
Net assets, end of period (000)                          $ 2,224
Ratio of expenses to average net assets                    1.25% (b)
Ratio of net investment income to
   average net assets                                      0.34% (b)
Portfolio turnover rate                                   80.83% (b)

(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized



Monteagle Opportunity Growth Fund
Schedule of Investments - February 29, 2000 (Unaudited)

Common Stocks - 98.7%                                              Shares                           Value

Biological Products (No Diagnostic Substances) - 6.8%
Genzyme Transgenics Corp. (a)                                           66,000                      $ 2,937,000
Immunex Corp. (a)                                                       26,200                        5,172,862
                                                                                              ------------------

                                                                                                      8,109,862
                                                                                              ------------------

Computer Communications Equipment - 5.5%
Emulex Corp. (a)                                                        14,900                        2,384,000
Juniper Networks, Inc. (a)                                              15,100                        4,142,119
                                                                                              ------------------

                                                                                                      6,526,119
                                                                                              ------------------

In Vitro & In Vivo Diagnostic Substances - 7.8%
Avant Immunotherapeutics, Inc. (a)                                      55,200                          610,650
Genome Therapeutics Corp. (a)                                           65,300                        3,232,350
Human Genome Sciences, Inc. (a)                                         11,800                        2,575,350
Hyseq, Inc. (a)                                                         28,000                        2,835,000
                                                                                              ------------------

                                                                                                      9,253,350
                                                                                              ------------------

Laboratory Analytical Instruments - 2.1%
PE Corp. - PE Biosystem                                                 23,800                        2,499,000
                                                                                              ------------------


Pharmaceutical Preparations - 2.6%
Genentech, Inc. (a)                                                     11,100                        2,140,912
Ribozyme Pharmaseuticals, Inc. (a)                                      22,100                          950,300
                                                                                              ------------------

                                                                                                      3,091,212
                                                                                              ------------------

Radio TV Broadcasting & Communication Equipment - 8.8%
Harmonic, Inc. (a)                                                      29,000                        3,971,187
MRV Communications, Inc. (a)                                            41,500                        6,507,719
                                                                                              ------------------

                                                                                                     10,478,906
                                                                                              ------------------

Semiconductors & Related Devices - 22.0%
Applied Micro Circuits Corp. (a)                                         7,900                        2,172,994
Broadcom Corp. - Class A (a)                                            11,400                        2,250,075
Conexant Systems, Inc. (a)                                              15,200                        1,493,400
IBIS Technology Corp. (a)                                               21,100                        1,624,700
JDS Uniphase Corp. (a)                                                  19,700                        5,195,875
PMC Sierra, Inc. (a)                                                    21,800                        4,208,762
Qlogic Corp. (a)                                                        18,200                        2,839,200
SDL, Inc. (a)                                                           10,700                        4,387,000
Triquint Semiconductor, Inc. (a)                                        16,200                        1,923,750
                                                                                              ------------------

                                                                                                     26,095,756
                                                                                              ------------------

Services-Commercial Physical & Biological Research - 16.3%
Affymetrix, Inc. (a)                                                    10,300                        2,983,138
Incyte Pharmaceuticals, Inc. (a)                                        10,300                        2,838,294
Millennium Pharmaceuticals, Inc. (a)                                    13,500                        3,511,688
Network Appliance (a)                                                   24,900                        4,699,875
Pharmacopeia, Inc. (a)                                                  53,100                        3,614,119
Verisign, Inc. (a)                                                       6,500                        1,644,500
                                                                                              ------------------

                                                                                                     19,291,614
                                                                                              ------------------


Monteagle Opportunity Growth Fund
Schedule of Investments - February 29, 2000 (Unaudited) - continued

Common Stocks - continued
Services-Prepackaged Software - 13.5%
Broadvision, Inc. (a)                                                   11,600                      $ 2,929,725
Brocade Communications Systems, Inc. (a)                                14,300                        4,134,487
Check Point Software Technologies LTD (a)(c)                            20,600                        4,201,113
Siebel Systems, Inc. (a)                                                19,900                        2,805,900
Veritas Software Corp. (a)                                               9,900                        1,958,962
                                                                                              ------------------

                                                                                                     16,030,187
                                                                                              ------------------

Specialty Industry Machinery - 2.6%
Applied Materials, Inc. (a)                                             16,500                        3,018,469
                                                                                              ------------------


Telephone & Telegraph Apparatus - 10.7%
Ciena Corp. (a)                                                         33,400                        5,337,738
Nortel Networks Corp.                                                   16,500                        1,843,875
Sycamore Networks (a)                                                   37,200                        5,505,600
                                                                                              ------------------

                                                                                                     12,687,213
                                                                                              ------------------


TOTAL COMMON STOCKS (Cost $72,218,466)                                                              117,081,688
                                                                                              ------------------


                                                                  Principal
                                                                    Amount
Money Market Securities -1.3 %
Firstar Treasury Fund, 4.9% (b) (Cost $1,493,155)                  $ 1,493,155                        1,493,155
                                                                                              ------------------


TOTAL INVESTMENTS - 100.0% (Cost $73,711,621)                                                       118,574,843
                                                                                              ------------------

Other assets less liabilities - 0.0%                                                                     19,367
                                                                                              ------------------

Total Net Assets - 100.0%                                                                         $ 118,594,210
                                                                                              ==================



(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at February 29, 2000.
(c) American Depository Receipt

Monteagle Opportunity Growth Fund                                                    February 29, 2000
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities (cost $73,711,621)                                              $ 118,574,843
Cash                                                                                             2,726
Receivable for fund shares sold                                                                113,959
Dividends receivable                                                                             6,060
Interest receivable                                                                              1,012
                                                                                     ------------------
   Total assets                                                                            118,698,600

Liabilities
Accrued investment advisory fee payable                                 $ 104,390
                                                                 -----------------

   Total liabilities                                                                           104,390
                                                                                     ------------------

Net Assets                                                                               $ 118,594,210
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 46,290,224
Accumulated net investment loss                                                                (94,753)
Accumulated net realized gain on investments                                                27,535,517
Net unrealized appreciation on investments                                                  44,863,222
                                                                                     ------------------

Net Assets, for 6,934,618 shares                                                         $ 118,594,210
                                                                                     ==================

Net Assets
Offering price and redemption price per share ($118,594,210/6,934,618)                         $ 17.10
                                                                                     ==================



Monteagle Opportunity Growth Fund
Statement of Operations for the Period December 17, 1999
   (Commencement of Operations) to February 29, 2000 (Unaudited)

Investment Income
Dividend income                                                                                    $ 1,012
Interest income                                                                                    126,987
                                                                                          -----------------
Total Income                                                                                       127,999


Expenses
Investment advisory fee                                                       $ 222,752
                                                                      ------------------
Total operating expenses                                                                           222,752
                                                                                          -----------------
Net Investment Loss                                                                                (94,753)
                                                                                          -----------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                   27,535,517
Change in net unrealized appreciation
   on investment securities                                                  44,863,222
                                                                      ------------------
Net gain on investment securities                                                               72,398,739
                                                                                          -----------------
Net increase in net assets resulting from operations                                          $ 72,303,986
                                                                                          =================

Monteagle Opportunity Growth Fund
Statement of Changes in Net Assets for the period December 17, 1999
   (Commencement of Operations) to February 29, 2000 (Unaudited)




Increase (Decrease) in Net Assets
Operations
   Net investment loss                                                                  $ (94,753)
   Net realized gain on investment securities                                          27,535,517
   Change in net unrealized appreciation                                               44,863,222
                                                                               -------------------

   Net increase in net assets resulting from operations                                72,303,986
                                                                               -------------------
Distributions to shareholders
   From net investment income                                                                   -
   From net realized gain                                                                       -
                                                                               -------------------

   Total distributions                                                                          -
                                                                               -------------------
Share Transactions
   Transfer in kind                                                                    46,689,282
   Net proceeds from sale of shares                                                     2,029,228
   Shares issued in reinvestment of distributions                                               -
   Shares redeemed                                                                     (2,428,286)
                                                                               -------------------
Net increase in net assets resulting
   from share transactions                                                             46,290,224
                                                                               -------------------

   Total increase in net assets                                                       118,594,210
                                                                               -------------------

Net Assets
   Beginning of period                                                                          -
                                                                               -------------------
   End of period [including accumulated net
      investment loss of $(94,753)]                                                 $ 118,594,210
                                                                               ===================

Monteagle Opportunity Growth Fund
Financial Highlights for the period December 17, 1999
   (Commencement of Operations) to February 29, 2000 (Unaudited)



Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                            (0.01)
   Net realized and unrealized gain (loss)                  7.11
                                                   --------------

Total from investment operations                            7.10
                                                   --------------
Less Distributions
   From net investment income                                  -
   From net realized gain                                      -
                                                   --------------

Total Distributions                                            -
                                                   --------------

Net asset value, end of period                           $ 17.10
                                                   ==============

Total Return (a)                                          71.00%

Ratios and Supplemental Data
Net assets, end of period (000)                        $ 118,594
Ratio of expenses to average net assets                    1.26% (b)
Ratio of net investment income to
   average net assets                                    (0.54)% (b)
Portfolio turnover rate                                  978.14% (b)

(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized


Monteagle Value Fund
Schedule of Investments - February 29, 2000 (Unaudited)

Common Stocks - 87.4%                                              Shares                         Value

Air Courier Services - 3.2%
FedEx Corp. (a)                                                        14,875                       $ 519,695
                                                                                             -----------------

Air Transportation Scheduled - 2.8%
Delta Airlines, Inc.                                                   10,000                         456,250
                                                                                             -----------------

Aircraft - 2.7%
Northrop Grumman Corp.                                                  9,675                         439,608
                                                                                             -----------------

Computers & Office Equipment - 2.8%
Unisys Corp. (a)                                                       15,000                         449,062
                                                                                             -----------------

Electronic Computers - 3.7%
Apple Computer, Inc. (a)                                                2,700                         309,488
Compaq Computer Corp. (a)                                              11,650                         291,250
                                                                                             -----------------

                                                                                                      600,738
                                                                                             -----------------

Insurance - 4.3%
Aegon N.V.                                                              7,500                         522,188
MGIC Investment Corp.                                                   5,000                         186,875
                                                                                             -----------------

                                                                                                      709,063
                                                                                             -----------------

National Commercial Banks - 7.9%
Bank of America Corp.                                                  10,225                         470,989
Citigroup, Inc.                                                        10,000                         515,000
First Union Corp.                                                      10,200                         300,900
                                                                                             -----------------

                                                                                                    1,286,889
                                                                                             -----------------

Oil & Gas Filed Machinery & Equipment - 5.2%
Smith International, Inc. (a)                                           5,000                         313,437
Varco International, Inc. (a)                                          48,000                         531,000
                                                                                             -----------------

                                                                                                      844,437
                                                                                             -----------------

Oil, Gas, Field Services - 1.9%
Schlumberger LTD                                                        4,300                         317,662
                                                                                             -----------------


Pharmaceutical Preparations - 9.9%
Bristol-Myers Squibb, Inc.                                              7,500                         433,360
Johnson & Johnson, Inc.                                                 2,500                         179,375
Lilly Eli & Co.                                                         8,050                         478,472
Watson Pharmaceuticals, Inc. (a)                                       13,200                         528,000
                                                                                             -----------------

                                                                                                    1,619,207
                                                                                             -----------------

Photographic Equipment & Supplies - 2.7%
Eastman Kodak, Inc.                                                     7,650                         438,441
                                                                                             -----------------


Railroads, Line-Haul Operating - 2.5%
CSX Corp.                                                              18,500                         410,469
                                                                                             -----------------


Retail-Eating Places - 2.8%
CBRL Group, Inc.                                                       50,000                         462,500
                                                                                             -----------------

Monteagle Value Fund
Schedule of Investments - February 29, 2000 (Unaudited) - continued

Common Stocks - continued                                          Shares                         Value

Retail-Grocery Stores - 2.5%
Kroger Corp. (a)                                                       28,000                       $ 416,500
                                                                                             -----------------


Security Brokers, Dealers & Flotation Companies - 6.2%
Lehman Brothers Holdings, Inc.                                          7,000                         507,500
Merrill Lynch & Co., Inc.                                               5,000                         512,500
                                                                                             -----------------

                                                                                                    1,020,000
                                                                                             -----------------

Semiconductors & Related Devices - 6.5%
General Semiconductor, Inc. (a)                                        30,000                         500,625
Intel Corp.                                                             5,000                         565,000
                                                                                             -----------------

                                                                                                    1,065,625
                                                                                             -----------------

Services-Computer Integrated Systems Design - 1.9%
General Electric, Inc.                                                  2,300                         304,175
                                                                                             -----------------


Services-Miscellaneous Amusement & Recreation - 2.8%
Walt Disney Co.                                                        13,800                         462,300
                                                                                             -----------------


Steel Production - 2.1%
Worthington Industries, Inc.                                           26,000                         344,500
                                                                                             -----------------


Telephone Communications (No Radio Telephone) - 10.5%
Alltel Corp.                                                            6,000                         348,000
AT&T Corp.                                                             14,486                         715,246
GTE Corp.                                                               6,000                         354,000
MCI WorldCom, Inc. (a)                                                  6,500                         290,063
                                                                                             -----------------

                                                                                                    1,707,309
                                                                                             -----------------

Water Supply - 2.5%
American Water Works, Inc.                                             20,500                         410,000
                                                                                             -----------------



TOTAL COMMON STOCKS (Cost $15,756,004)                                                             14,284,430
                                                                                             -----------------


                                                                  Principal
                                                                   Amount
Money Market Securities - 7.1%
Firstar Treasury Fund, 4.9% (b) (Cost $1,168,767)                 $ 1,168,767                       1,168,767
                                                                                             -----------------


TOTAL INVESTMENTS - 94.5% (Cost $16,924,771)                                                       15,453,197
                                                                                             -----------------

Other assets less liabilities - 5.5%                                                                  898,837
                                                                                             -----------------

Total Net Assets - 100.0%                                                                        $ 16,352,034
                                                                                             =================



(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at February 29, 2000.

Monteagle Value Fund                                                                              February 29, 2000
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities (cost $16,924,771)                                               $ 15,453,197
Cash                                                                                             2,438
Dividends receivable                                                                            31,702
Interest receivable                                                                              4,228
Receivable for fund shares sold                                                                  3,000
Receivable for securities sold                                                               2,657,163
                                                                                     ------------------
   Total assets                                                                             18,151,728

Liabilities
Accrued investment advisory fee payable                                    19,460
Payable for securities purchased                                      $ 1,780,234
                                                                 -----------------

   Total liabilities                                                                         1,799,694
                                                                                     ------------------

Net Assets                                                                                $ 16,352,034
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 19,830,768
Accumulated undistributed net investment income                                                 14,873
Accumulated net realized loss on investments                                                (2,022,033)
Net unrealized depreciation on investments                                                  (1,471,574)
                                                                                     ------------------

Net Assets, for 1,769,534 shares                                                          $ 16,352,034
                                                                                     ==================

Net Assets
Offering price and redemption price per share ($  16,352,034 / 1,769,534)                       $ 9.24
                                                                                     ==================

Monteagle Value Fund
Statement of Operations for the Period December 17, 1999
   (Commencement of Operations) to February 29, 2000 (Unaudited)

Investment Income
Dividend income                                                                                  $ 54,011
Interest income                                                                                    10,167
                                                                                          ----------------
Total Income                                                                                       64,178


Expenses
Investment advisory fee                                                        $ 49,305
                                                                      ------------------
Total operating expenses                                                                           49,305
                                                                                          ----------------
Net Investment Income                                                                              14,873
                                                                                          ----------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                   (2,022,033)
Change in net unrealized depreciation
   on investment securities                                                  (1,471,574)
                                                                      ------------------
Net loss on investment securities                                                              (3,493,607)
                                                                                          ----------------
Net decrease in net assets resulting from operations                                         $ (3,478,734)
                                                                                          ================

Monteagle Value Fund
Statement of Changes in Net Assets for the period December 17, 1999
   (Commencement of Operations) to February 29, 2000 (Unaudited)




Increase (Decrease) in Net Assets
Operations
   Net investment income                                                               $ 14,873
   Net realized loss on investment securities                                        (2,022,033)
   Change in net unrealized depreciation                                             (1,471,574)
                                                                               -----------------
   Net increase in net assets resulting from operations                              (3,478,734)
                                                                               -----------------
Distributions to shareholders
   From net investment income                                                                 -
   From net realized gain                                                                     -
                                                                               -----------------
   Total distributions                                                                        -
                                                                               -----------------
Share Transactions                                                                            -
   Transfer in kind                                                                  20,679,001
   Net proceeds from sale of shares                                                      28,321
   Shares issued in reinvestment of distributions                                             -
   Shares redeemed                                                                     (876,554)
                                                                               -----------------
Net increase in net assets resulting
   from share transactions                                                           19,830,768
                                                                               -----------------
   Total increase in net assets                                                      16,352,034
                                                                               -----------------

Net Assets
   Beginning of period                                                                        -
                                                                               -----------------
   End of period [including accumulated undistributed net
      investment income of $14,873]                                                  16,352,034
                                                                               =================

Monteagle Value Fund
Financial Highlights for the period December 17, 1999
   (Commencement of Operations) to February 29, 2000 (Unaudited)




Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.01
   Net realized and unrealized gain                        (0.77)
                                                   --------------
Less Distributions
   From net investment income                                  -
   From net realized gain                                      -
                                                   --------------
Total Distributions                                            -
                                                   --------------
Total from investment operations                           (0.76)
                                                   --------------

Net asset value, end of period                            $ 9.24
                                                   ==============

Total Return (a)                                           (7.60)%

Ratios and Supplemental Data
Net assets, end of period (000)                         $ 16,352
Ratio of expenses to average net assets                    1.35% (b)
Ratio of net investment income to
   average net assets                                      0.41% (b)
Portfolio turnover rate                                  597.42% (b)

(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized


                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 29, 2000 (UNAUDITED)

NOTE 1.  ORGANIZATION

     The  Monteagle  Fixed  Income  Fund,  Monteagle  Opportunity  Growth  Fund,
Monteagle Value Fund, and Monteagle Large Cap Fund (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Advisors Trust (the "Trust") on August 3, 1999. The Monteagle Fixed Income Fund, Monteagle Opportunity Growth Fund, and Monteagle Value Fund, commenced operations on
December 17, 1999, and the Monteagle Large Cap Fund commenced operations on January 14, 2000. The investment objective of the Monteagle Fixed Income Fund is total return and the investment objective of the other Funds is to provide long-term capital appreciation. The Monteagle Opportunity Growth Fund is non-diversified. The Monteagle Value Fund and the Monteagle Large Cap Fund are diversified. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently offered by the Trustees.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

SECURITIES VALUATIONS- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the

                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                    FEBRUARY 29, 2000 (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES- Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

OTHER- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Funds. In this capacity, Nashville Capital Corporation advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Funds, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in each Fund's investment portfolio to the Fund's respective adviser set forth below. Nashville Capital Corporation was formed in 1986 and, as of September 30, 1999, managed assets of approximately $98 million for financial institutions.

         Each Fund is authorized to pay the investment manager a fee based on average daily net assets at the following rates:

                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                    FEBRUARY 29, 2000 (UNAUDITED) - CONTINUED


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Fund Size               Opportunity                 Value              Fixed Income      Large Cap
                          Growth

$1-25 million                1.35%                    1.35%                 1.15%             1.25%
$25-50 million               1.30%                    1.25%                 1.10%             1.13%
$50-100 million              1.18%                    1.10%                 0.97%             1.00%
$100 million                 1.10%                    1.00%                 0.90%             0.95%


     Under the terms of each Fund's management agreement (the "Agreement"), the investment manager manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage commissions, taxes, borrowing costs, fees and expenses of non-interested person trustees, and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the investment manager. For the period December 17, 1999 (commencement of operations of the Fixed Income, Opportunity Growth Fund, and Value Funds) through February 29, 2000, the investment manager received a fee of $69,624, $222,752, and $49,305 from the Fixed Income, Opportunity Growth, and Value Funds, respectively. For the period January 14, 2000 (commencement of operations of the Large Cap Fund) through February 29, 2000, the investment manager received a fee of $3,012 from the Large Cap Fund.

Large Cap Fund and Fixed Income Fund. The investment manager has retained Howe and Rusling, Inc. to serve as the adviser to the Large Cap Fund and the Fixed Income Fund. The firm was established in 1930. The Howe and Rusling Investment Committee is primarily responsible for the day-to-day management of the Funds. Nashville Capital Corporation has agreed to pay Howe and Rusling an annual advisory fee for the Large Cap Fund of 0.40% of net assets up to $25 million, 0.30% of net assets from $25 million up to $50 million, and 0.25% of net assets of $50 million and greater. Nashville Capital Corporation has agreed to pay Howe and Rusling an annual advisory fee for the Fixed Income Fund of 0.30% of net assets up to $25 million, 0.25% of net assets from $25 million up to $50 million, and 0.20% of net assets of $50 million and greater. For the period December 17, 1999 (commencement of operations of the Fixed Income Fund) through February 29, 2000, the adviser received a fee of $17,803 from Nashville Capital Corporation for the Fixed Income Fund. For the period January 14, 2000
(commencement of operations of the Large Cap Fund) through February 29, 2000, the adviser received a fee of $964 from Nashville Capital Corporation for the Large Cap Fund.

                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                    FEBRUARY 29, 2000 (UNAUDITED) - CONTINUED

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Opportunity   Growth  Fund.  The  investment   manager  has  retained  T.H.
Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co.) to serve as the adviser to the Opportunity Growth Fund. The firm has been owner-managed since its founding in 1959. Mr. Fitzgerald is primarily responsible for the day to day management of the Fund. Nashville Capital has agreed to pay T.H. Fitzgerald & Co. an annual advisory fee equal to 0.70% of net assets up to $25 million, 0.60% of net assets from $25 million up to $50 million, 0.45% of net assets from $50 million up to $100 million, and 0.40% of net assets of $100 million and greater. For the period December 17, 1999 (commencement of operations of the Opportunity Growth
Fund) through February 29, 2000, the adviser received a fee of $99,716 from Nashville Capital Corporation for the Opportunity Growth Fund.

Value Fund. The investment manager has retained Robinson Investment Group, Inc. to serve as the adviser to the Value Fund. The firm was founded in 1996 by Russell L. Robinson. Mr. Russell is primarily responsible for the day-to-day management of the Value Fund. Nashville Capital has agreed to pay Russell Investment Group an annual advisory fee of 0.60% of net assets up to $25 million, 0.45% of net assets from $25 million up to $50 million, 0.35% of net assets from $50 million up to $100 million, and 0.30% of net assets of $100 million and greater. For the period December 17, 1999 (commencement of operations of the Value Fund) through February 29, 2000, the adviser received a fee of $21,913 from Nashville Capital Corporation for the Value Fund.

   Each Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage each Fund's business affairs and to provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from Nashville Capital Corporation equal to an annual average rate of 0.10% of each Fund's average daily net assets up to $50 million dollars, 0.075% of each Fund's average daily net assets from $50 million to $100 million dollars and 0.050% of each fund's average daily net assets over $100 million dollars. For the period December 17, 1999 (commencement of operations of Opportunity Growth, Value, and Fixed Income Funds) through February 29, 2000, the Administrator received fees of $17,117, $3,548, $5,870 from Nashville Capital Corporation for administrative services provided to the Opportunity Growth, Value, and Fixed Income Funds, respectively. For the period January 14, 2000, the Administrator received fees of $297 from Nashville Capital Corporation for administrative services provided to the Large Cap Fund.

                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                    FEBRUARY 29, 2000 (UNAUDITED) - CONTINUED

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

 Each Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor") to act as the principal distributor of each Fund's shares. There were no payments made to the Distributor for the period December 17, 1999 (commencement of operations) through February 29, for the Fixed Income, Opportunity Growth, and Value Funds, respectively.

There were no payments were made to the Distributor for the period January 14, 2000 (commencement of operations) through February 29, 2000 for the Large Cap Fund. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

FIXED INCOME FUND. As of February 29, 2000, there was an unlimited number of authorized shares for the Fund. Paid in capital at February 29, 2000 was $31,595,069.

Transactions in shares were as follows:

                                         FOR THE PERIOD DECEMBER 17, 1999 (COMMENCEMENT OF OPERATIONS)
                                                              TO FEBRUARY 29, 2000

                                                  SHARES                         DOLLARS

Transfer in kind                               2,971,217                      $31,140,824
Shares sold                                       72,947                          723,743
Shares issued from
reinvested of Dividend                             4,860                           48,407
Shares redeemed                                  (32,022)                        (317,905)
                                           --------------                 ----------------
                                              31,595,069                       $46,290,224
                                           ==============                 ================

OPPORTUNITY GROWTH FUND. As of February 29, 2000, there was an unlimited number of authorized shares for the Fund. Paid in capital at February 29, 2000 was $46,290,224.

                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                    FEBRUARY 29, 2000 (UNAUDITED) - CONTINUED

NOTE 4.  SHARE TRANSACTIONS - CONTINUED

Transactions in shares were as follows:

                                         FOR THE PERIOD DECEMBER 17, 1999 (COMMENCEMENT OF OPERATIONS)
                                                              TO FEBRUARY 29, 2000

                                                  SHARES                         DOLLARS

Transfer in kind                               6,973,494                      $46,689,282
Shares sold                                      166,934                        2,029,228
Shares redeemed                                 (205,810)                      (2,428,286)
                                         ------------------                -----------------
                                               6,934,618                      $46,290,224
                                         ==================                =================

VALUE FUND. As of February 29, 2000, there was an unlimited number of authorized shares for the Fund. Paid in capital at February 29, 2000 was $19,830,768. Transactions in shares were as follows:

                                         FOR THE PERIOD DECEMBER 17, 1999 (COMMENCEMENT OF OPERATIONS)
                                                              TO FEBRUARY 29, 2000

                                                  SHARES                         DOLLARS

Transfer in kind                               1,853,559                      $20,679,001
Shares sold                                        2,872                           28,321
Shares redeemed                                  (86,897)                        (876,554)
                                         ------------------                -----------------
                                               1,769,534                      $19,830,768
                                         ==================                =================

LARGE CAP FUND. As of February 29, 2000, there was an unlimited number of authorized shares for the Fund. Paid in capital at February 29, 2000 was $2,308,269.

Transactions in shares were as follows:

                                          FOR THE PERIOD JANUARY 14, 1999 (COMMENCEMENT OF OPERATIONS)
                                                              TO FEBRUARY 29, 2000

                                                  SHARES                         DOLLARS

Shares sold                                       235,880                       $2,308,269
Shares redeemed                                        (0)                              (0)
                                             --------------                 ----------------
                                                  235,880                       $2,308,269
                                             ==============                 ================


                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                    FEBRUARY 29, 2000 (UNAUDITED) - CONTINUED

NOTE 5.  INVESTMENTS

FIXED INCOME FUND. For the period December 17, 1999 (commencement of operations) to February 29, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $3,500,590 and $200,000, respectively. The gross unrealized appreciation for all securities totaled $19,863 and the gross unrealized depreciation for all securities totaled $1,754,734 for a net unrealized depreciation of $1,734,871. The aggregate cost of securities for federal income tax purposes at February 29, 2000 was $31,198,661.

OPPORTUNITY GROWTH FUND. For the period December 17, 1999 (commencement of operations) to February 29, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $117,730,883 and $118,355,683, respectively. The gross unrealized appreciation for all securities totaled $45,311,196 and the gross unrealized depreciation for all securities totaled $447,974 for a net unrealized appreciation of $44,863,222. The aggregate cost of securities for federal income tax purposes at February 29, 2000 was $73,711,621.

VALUE FUND. For the period December 17, 1999 (commencement of operations) to February 29, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $14,558,407 and $16,341,573, respectively. The gross unrealized appreciation for all securities totaled $213,019 and the gross unrealized depreciation for all securities totaled $1,684,593 for a net unrealized depreciation of $1,471,574. The aggregate cost of securities for federal income tax purposes at February 29, 2000 was $16,924,771.

LARGE CAP FUND. For the period January 14, 2000 (commencement of operations) to February 29, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $2,246,649 and $121,335, respectively. The gross unrealized appreciation for all securities totaled $141,815 and the gross unrealized depreciation for all securities totaled $216,879 for a net unrealized depreciation of $75,064. The aggregate cost of securities for federal income tax purposes at February 29, 2000 was $2,268,541.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     Nashville Capital Corporation and the advisers are not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2000, Farmers and Merchants Corporation beneficially owned 100% of each Fund.